Derivative Assets And Liabilities	12 Months Ended
Dec. 31, 2013
Derivative Assets And Liabilities [Abstract]
Derivative Assets And Liabilities

10. Derivative assets and liabilities

The objective of our hedging policy is to adopt a risk adverse position with respect to changes in interest rates and foreign currencies. We have entered into a number of interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. Furthermore from time to time we enter into foreign currency derivatives to hedge the current and future Euro /U.S. dollar exposure to our business. These derivative products can include interest rate swaps, caps, floors, options and forward contracts. As of December 31, 2013, we had interest rate swaps, caps and floors, with a combined notional amount of $1.9 billion and a combined positive fair value of $25.5 million. The positive fair value as of December 31, 2013, is recorded in the balance sheet as derivative assets of $32.7 million and derivative liabilities of $7.2 million. As of December 31, 2012, we had interest rate swaps and floors with a combined notional amount of $2.4 billion and a combined negative fair value of $4.7 million. The negative fair value as of December 31, 2012 is recorded in the balance sheet as derivative asset of $10.0 million and derivative liabilities of $ 14.7 million. The variable benchmark interest rates associated with these instruments ranged from one to three-month U.S. dollar LIBOR.

We have not applied hedge accounting under ASC 815 to any of the above mentioned caps and floors and to two interest rate swaps. The two interest rate swaps expired in the year ending December 31, 2012. The change in fair value of these derivatives, therefore, is recorded in the income statement as interest expense (income) as specified below:

	Year ended December 31,
	2011	2012	2013
Change in fair value of interest rate caps and floors	$59,312	$14,388	$(11,709)
Change in fair value of interest rate swaps	(39,536)	(3,713)	-
	$19,776	$10,675	$(11,709)

As of December 31, 2013, we had five interest rate swaps to hedge forecasted monthly LIBOR-based interest payments, for which we achieved cash flow hedge accounting treatment. The five interest rate swaps had a combined notional amount of $0.5 billion and a combined negative fair value of $5.6 million which has been recorded as part of derivative liabilities in the consolidated balance sheet as of December 31, 2013. As of December 31, 2012, we had six interest rate swaps for which we achieved cash flow hedge accounting treatment. The six interest rate swaps had a combined notional amount of $0.7 billion and a combined negative fair value of $11.3 million which has been recorded as part of derivative liabilities in the consolidated balance sheet as of December 31, 2012. The change in fair value related to the effective portion of these six interest rate swaps is recorded, net of tax, in accumulated other comprehensive income. We do not expect to reclassify amounts from accumulated other comprehensive income to net interest over the next 12 months. Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of December 31, 2013 and 2012, the Company had received cash collateral of $4.9 and $0.8 million, respectively, from various counterparties and the obligation to return such collateral is recorded in Accrued expenses and other liabilities. The Company had not advanced any cash collateral to counterparties as of December 31, 2013 or 2012.

Counterparties to currency exchange and interest rate derivatives consist of major international financial institutions. The Company continually monitors its positions and the credit ratings of the counterparties involved and limits the amount of credit exposure to any one party. While the Company may be exposed to potential losses due to the credit risk of non-performance by these counterparties, losses are not anticipated. The Company closely monitors the credit risk associated with its counterparties and customers and to date has not experienced material losses.